Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 0	$ 72,497
Trade accounts receivable	0	481,810
Allowance for doubtful accounts	0	0
Impairments loss	0	0
Milestones arrangement, categories description	The Company aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones.
Number of Operating segment	1
Stock equivalents granted		0
Fair Value, Inputs, Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, Fair Value	$ 4,800,573	$ 3,307,520